Risk management and financial instruments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk management and financial instruments
Interest expenses	R$ (22,342)	R$ (13,939)	R$ (4,826)
Financial investments
Risk management and financial instruments
Net exposure	R$ 56,447
Financial investments | CDI decrease | Scenario I Current scenario
Risk management and financial instruments
Interest rate per year (%)	12.00%
Interest income	R$ 6,774
Financial investments | CDI decrease | Scenario II
Risk management and financial instruments
Interest rate per year (%)	9.00%
Interest income	R$ 5,080
Financial investments | CDI decrease | Scenario III
Risk management and financial instruments
Interest rate per year (%)	6.00%
Interest income	R$ 3,387
Financial liabilities - financing
Risk management and financial instruments
Net exposure	R$ 166,834
Financial liabilities - financing | CDI increase | Scenario I Current scenario
Risk management and financial instruments
Interest rate per year (%)	12.00%
Interest income	R$ 20,020
Financial liabilities - financing | CDI increase | Scenario II
Risk management and financial instruments
Interest rate per year (%)	15.00%
Interest income	R$ 25,025
Financial liabilities - financing | CDI increase | Scenario III
Risk management and financial instruments
Interest rate per year (%)	18.00%
Interest income	R$ 30,030